UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

ITEM 1. SHAREHOLDERS REPORT.

John Hancock

Tax-Advantaged Global Shareholder Yield Fund

Ticker: HTY
Semiannual report 4/30/16

A message to shareholders

Dear shareholder,

The past six months proved to be a challenging time for U.S. equity investors. Many market indexes tumbled in the winter months amid concerns about slowing global growth, particularly in China. The volatility extended to commodity markets, as oil prices hit multi-year lows in February before rebounding toward the end of the period. The investment landscape improved late in the period as stocks and other so-called risk assets regained positive momentum and most U.S. indexes finished the period with modest gains.

Volatile market environments are naturally unsettling. But despite the recent turbulence, we believe the economic picture in the United States offers reasons for optimism. Unemployment and inflation both remain low, while the housing market and consumer demand have both shown signs of resilience. Nonetheless, the volatility that characterized the markets at the start of the year could be with us for some time.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and to ensure that we have adequate liquidity tools in place. As always, your best resource in times like these is your financial advisor, who can help make sure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Tax-Advantaged Global Shareholder Yield Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	Fund's investments
12	Financial statements
15	Financial highlights
16	Notes to financial statements
23	Additional information
24	Shareholder meeting
25	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide total return consisting of a high level of current income and gains and long-term capital appreciation. The fund will seek to achieve favorable after-tax returns for shareholders by seeking to minimize the U.S. federal income tax consequences on income and gains generated by the fund.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/16 (%)

The MSCI World Index (gross of foreign withholding taxes on dividends) is a free float-adjusted capitalization-weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund's most recent performance and current annualized distribution rate can be found at jhinvestments.com.

If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

The performance data contained within this material represents past performance, which does not guarantee future results.

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PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Volatility weighed on equities

Global stocks endured heightened volatility, sparked by global growth concerns, a commodity slump, and uncertainty over the direction of U.S. interest rates, that led to losses for the period for many global indexes.

An income focus supported results

The fund posted positive results and outperformed its comparative index, the MSCI World Index, stemming from both stock selection and greater-than-index exposure to traditional dividend-oriented sectors, including utilities and consumer staples.

The fund's quality orientation offered balance

In a market environment characterized by above-average volatility and relatively weak revenue growth, stocks with ample cash flow to deliver shareholder yield were favored by investors.

SECTOR COMPOSITION AS OF 4/30/16 (%)

A note about risks

As is the case with all closed-end funds, shares of this fund may trade at a discount or a premium to the fund's net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial return of capital. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. An issuer of securities held by the fund may default, have its credit rating downgraded, or otherwise perform poorly, which may affect fund performance. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Focusing on a particular industry or sector may increase the fund's volatility and make it more susceptible to market, economic, and regulatory risks as well as other factors affecting those industries or sectors. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       3

Discussion of fund performance

An interview with Portfolio Manager William W. Priest, CFA, Epoch Investment Partners, Inc.

William W. Priest, CFA
Portfolio Manager
Epoch

What factors affected global equity markets and economies over the past six months?

Global equity markets, as measured by the fund's comparative index, the MSCI World Index, produced a 0.74% loss for the six-month period ended April 30, 2016. Stocks fell sharply from January into mid-February as rapidly falling oil prices and China's slowing growth rate elevated concerns about the health of the global economy. Oil prices dropped below $27 per barrel before recovering to around $46 per barrel as a more positive outlook from Saudi Arabia and declining capacity in the United States improved prices. The commodity rebound, coupled with accommodative central bank policy, supported a late rally in equities. The materials, utilities, and telecommunication services sectors were among the best performers, while financials and information technology saw the greatest losses.

The U.S. Federal Reserve (Fed) raised the fed funds rate in December for the first time since the 2007-2008 global financial crisis, but later reconsidered its tightening plans. Citing global turmoil as a threat to the U.S. economy, the Fed signaled in February that it would likely postpone further increases in interest rates, supporting stocks and contributing to a weaker U.S. dollar. The U.S. economy turned in a mixed performance, with steady employment growth offset by restrained consumer and capital spending. U.S. GDP growth slowed from 1.4% in the fourth quarter of 2015 to just 0.5% in the first quarter of 2016. GDP growth in the euro area also remained tepid, and the European Central Bank responded by cutting interest rates further into negative territory and expanding its bond-buying program.

In the current restrained environment, equity returns will likely be lower than many investors might anticipate. Top-line growth has become more difficult to achieve due to sluggish end demand; stocks no longer have the benefit of the broad-based valuation expansion that had been fueled by ample liquidity. With low levels of inflation globally, companies that can consistently grow free cash flow and allocate capital effectively should continue to provide attractive returns.

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"Top-line growth has become more difficult to achieve due to sluggish end demand; stocks no longer have the benefit of the broad-based valuation expansion that had been fueled by ample liquidity."

How did the fund respond to these market conditions?

We seek companies that can deliver shareholder yield by generating sustainable, growing dividends and by employing capital for stock buybacks and debt reduction. Such high-quality stocks returned to favor during the reporting period as sources of growth waned and the potential for U.S. interest-rate increases eased, enabling the fund to outperform its comparative index.

Overweights in the yield-oriented utilities, telecommunication services, and consumer staples sectors and stock selection in financials, utilities, and consumer staples were the primary contributors to the fund's relative performance. Meanwhile, stock selection in the energy and materials sectors was the primary detractor for the period. From a regional perspective, stock selection in the United States aided performance; a lack of exposure to Japan was also beneficial.

Which holdings drove performance?

U.S. telecom companies AT&T Inc., CenturyLink, Inc., and Verizon Communications, Inc. performed well on the back of a less competitive environment and investor recognition of the strength of the companies' fundamentals. BCE, Inc., Canada's largest communications company, also performed well after reporting strong results and demonstrated resilience in the face of commodity-driven

TOP 10 COUNTRIES AS OF 4/30/16 (%)

United States	47.9
United Kingdom	14.5
Germany	9.2
France	6.2
Canada	5.6
Australia	3.4
Norway	3.1
Switzerland	2.6
Italy	1.8
Netherlands	1.4
TOTAL	95.7
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       5

market headwinds. Regulated utilities PPL Corp. and WEC Energy Group, Inc. benefited from a decline in interest rates during the period, which lifted the utilities sector broadly.

The portfolio's utilities and telecom holdings also broadly benefited from the shift to income-oriented investments as the risk of higher U.S. interest rates was tempered by the Fed. Last, tobacco maker Philip Morris International, Inc. was lifted by strong results driven by solid pricing power.

What were some of the notable detractors?

Pipeline operator Kinder Morgan, Inc. was the largest individual detractor as shares were pressured on continued weakness in commodity prices. In late November, Kinder Morgan increased its equity stake in a highly leveraged affiliate, which led Moody's to change its rating to negative. As a result, management chose to significantly reduce the cash dividend and redirect cash flow to fund growth. We sold the fund's position. Integrated oil company ConocoPhillips was also pressured by lower energy prices, which significantly reduced the company's cash flow and dividend coverage and weakened its balance sheet capacity. We exited the fund's position on concerns over the sustainability of the dividend. Conoco subsequently cut its dividend.

Storage provider Seagate Technology PLC suffered from continued weakness in its core hard disk drive business, caused by a slowdown in PC sales and worsening conditions in the data storage device industry. We sold the fund's position as visibility into near-term cash generation diminished.

How was the fund positioned at the end of the period?

We continue to invest the fund in companies that have proven they can increase their free cash flow,

TOP 10 HOLDINGS AS OF 4/30/16 (%)

Muenchener Rueckversicherungs AG	3.1
BCE, Inc.	2.0
National Grid PLC	1.9
AT&T, Inc.	1.9
PPL Corp.	1.9
WEC Energy Group, Inc.	1.9
BASF SE	1.9
Verizon Communications, Inc.	1.8
Unilever PLC	1.8
Philip Morris International, Inc.	1.8
TOTAL	20.0
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       6

even in a tepid economic environment, and that have a disciplined approach to allocating excess cash that will create value for shareholders. Changes to the portfolio included new additions such as healthcare firm Johnson & Johnson, networking provider Cisco Systems, Inc., delivery firm United Parcel Service, Inc., global asset manager BlackRock, Inc., and industrial manufacturer Eaton Corp. PLC.

The fund remained overweight in utilities, telecommunication services, and consumer staples, sectors that, along with financials, offer a number of companies paying sustainable and growing dividends. The fund also remained overweight in the United Kingdom and Europe, home to companies with strong dividend-paying histories.

MANAGED BY

William W. Priest, CFA, Epoch On the fund since inception Investing since 1965
Eric L. Sappenfield, Epoch On the fund since inception Investing since 1986
John Tobin, Ph.D., CFA, Epoch On the fund since 2014 Investing since 1981
Kera Van Valen, CFA, Epoch On the fund since 2014 Investing since 2001
Michael A. Welhoelter, CFA, Epoch On the fund since inception Investing since 1986
Gregory McMurran, Analytic Investors On the fund since inception Investing since 1976
Dennis Bein, CFA, Analytic Investors On the fund since inception Investing since 1992
Harindra de Silva, Ph.D., CFA, Analytic Investors On the fund since inception Investing since 1988

The views expressed in this report are exclusively those of William W. Priest, CFA, Epoch Investment Partners, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       7

Fund's investments

As of 4-30-16 (unaudited)
	Shares	Value
Common stocks 96.6%		$98,017,792
(Cost $96,329,915)
Australia 3.4%		3,448,455
Commonwealth Bank of Australia	11,800	658,759
Sonic Healthcare, Ltd.	37,100	544,421
Telstra Corp., Ltd.	316,300	1,284,292
Westpac Banking Corp.	40,939	960,983
Canada 5.6%		5,688,308
Agrium, Inc.	6,745	580,879
BCE, Inc.	42,640	1,999,631
Rogers Communications, Inc., Class B	43,000	1,672,432
Shaw Communications, Inc., Class B	38,500	712,497
TELUS Corp.	22,800	722,869
France 6.2%		6,309,281
AXA SA	41,840	1,056,443
Sanofi	6,200	511,045
SCOR SE	40,779	1,389,164
Total SA	30,000	1,516,224
Vinci SA	17,000	1,269,701
Vivendi SA	29,500	566,704
Germany 9.2%		9,337,374
Allianz SE	4,920	837,029
BASF SE	23,000	1,902,808
Daimler AG	16,400	1,142,697
Deutsche Post AG	24,200	710,833
Deutsche Telekom AG	43,000	754,797
Muenchener Rueckversicherungs AG	17,000	3,160,396
Siemens AG	7,920	828,814
Italy 1.8%		1,812,521
Terna Rete Elettrica Nazionale SpA	320,900	1,812,521
Netherlands 1.4%		1,433,319
Royal Dutch Shell PLC, ADR, Class A (C)	27,100	1,433,319
Norway 3.1%		3,115,512
Orkla ASA	100,700	879,104
Statoil ASA	92,200	1,622,839
Yara International ASA	15,340	613,569
Singapore 1.3%		1,333,867
Singapore Exchange, Ltd.	108,400	605,040
Singapore Telecommunications, Ltd.	254,800	728,827

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       8

	Shares	Value
Spain 0.7%		$721,514
Gas Natural SDG SA	34,600	721,514
Sweden 0.9%		917,802
Svenska Handelsbanken AB, A Shares	68,800	917,802
Switzerland 2.6%		2,629,931
Nestle SA	7,700	574,725
Roche Holding AG	2,700	683,125
Swisscom AG	2,700	1,372,081
Taiwan 0.8%		846,881
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	35,900	846,881
United Kingdom 14.5%		14,705,325
AstraZeneca PLC, ADR (C)	43,260	1,252,810
BAE Systems PLC	201,700	1,407,192
British American Tobacco PLC	23,900	1,457,233
Diageo PLC	27,100	732,678
GlaxoSmithKline PLC	71,500	1,528,131
Imperial Brands PLC	31,100	1,691,007
National Grid PLC	138,400	1,974,776
SSE PLC	46,600	1,029,560
Unilever PLC	41,900	1,872,170
Vodafone Group PLC	546,200	1,759,768
United States 45.1%		45,717,702
AbbVie, Inc.	13,700	835,700
Altria Group, Inc. (C)	24,400	1,530,124
Ameren Corp. (C)	25,600	1,228,800
Arthur J. Gallagher & Company	12,200	561,688
AT&T, Inc. (C)	50,400	1,956,528
Automatic Data Processing, Inc. (C)	7,700	680,988
BlackRock, Inc.	1,855	660,992
CenturyLink, Inc. (C)	48,600	1,504,170
Cisco Systems, Inc.	27,500	755,975
CME Group, Inc. (C)	8,500	781,235
Duke Energy Corp. (C)	22,200	1,748,916
Eaton Corp. PLC	12,230	773,794
Emerson Electric Company (C)	14,020	765,913
Entergy Corp. (C)	19,300	1,450,974
Exxon Mobil Corp.	10,500	928,200
Johnson & Johnson	6,025	675,282
Kimberly-Clark Corp. (C)	8,800	1,101,672
Lockheed Martin Corp. (C)	3,700	859,806
McDonald's Corp. (C)	11,300	1,429,337
Merck & Company, Inc. (C)	13,600	745,824

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       9

Shares	Value
United States (continued)
Microchip Technology, Inc. (C)	16,200	$787,158
Microsoft Corp. (C)	12,500	623,375
Occidental Petroleum Corp. (C)	18,500	1,418,025
People's United Financial, Inc. (C)	89,900	1,393,450
PepsiCo, Inc.	6,600	679,536
Pfizer, Inc.	19,000	621,490
Philip Morris International, Inc. (C)	18,900	1,854,468
PPL Corp. (C)	51,500	1,938,460
R.R. Donnelley & Sons Company (C)	56,300	979,620
Regal Entertainment Group, Class A (C)	36,400	758,940
Reynolds American, Inc. (C)	32,100	1,592,160
TECO Energy, Inc. (C)	27,300	758,121
Texas Instruments, Inc.	30,800	1,756,832
The Coca-Cola Company	14,100	631,680
The Dow Chemical Company (C)	22,500	1,183,725
The Procter & Gamble Company	9,200	737,104
The Southern Company	17,100	856,710
United Parcel Service, Inc., Class B	7,600	798,532
Verizon Communications, Inc. (C)	36,794	1,874,286
Waste Management, Inc. (C)	12,800	752,512
WEC Energy Group, Inc. (C)	33,000	1,920,930
Wells Fargo & Company (C)	16,500	824,670
Yield (%)	Shares	Value
Short-term investments 2.8%	$2,841,215
(Cost $2,841,215)
Money market funds 2.0%	1,998,215
State Street Institutional Treasury Money Market Fund, Premier Class	0.1634(Y)	1,998,215	1,998,215
Par value^	Value
Repurchase agreement 0.8%	843,000
Repurchase Agreement with State Street Corp. dated 4-29-16 at 0.030% to be repurchased at $843,002 on 5-2-16, collateralized by $830,000 U.S. Treasury Notes, 2.000% due 5-31-21 (valued at $863,200, including interest)	843,000	$843,000
Total investments (Cost $99,171,130)† 99.4%	$100,859,007
Other assets and liabilities, net 0.6%	$650,237
Total net assets 100.0%	$101,509,244

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       10

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(C)	A portion of this security is segregated as collateral for options. Total collateral value at 4-30-16 was $31,436,107.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-16.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $112,371,933. Net unrealized depreciation aggregated to $11,512,926, of which $3,858,451 related to appreciated investment securities and $15,371,377 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       11

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16 (unaudited)

Assets
Investments, at value (Cost $99,171,130)	$100,859,007
Cash	45
Foreign currency, at value (Cost $64,351)	64,901
Receivable for fund shares sold	107,039
Dividends and interest receivable	876,556
Other receivables and prepaid expenses	129,175
Total assets	102,036,723
Liabilities
Written options, at value (premium received $587,820)	422,875
Payable to affiliates
Accounting and legal services fees	1,308
Trustees' fees	978
Other liabilities and accrued expenses	102,318
Total liabilities	527,479
Net assets	$101,509,244
Net assets consist of
Paid-in capital	$141,050,650
Accumulated distributions in excess of net investment income	(3,648,598)
Accumulated net realized gain (loss) on investments, options written and foreign currency transactions	(37,750,273)
Net unrealized appreciation (depreciation) on investments, options written and translation of assets and liabilities in foreign currencies	1,857,465
Net assets	$101,509,244

Net asset value per share
Based on 10,657,210 shares of beneficial interest outstanding — unlimited number of shares authorized with $0.01 par value	$9.52

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       12

STATEMENT OF OPERATIONS  For the six months ended 4-30-16 (unaudited)

Investment income
Dividends	$3,998,582
Interest	867
Less foreign taxes withheld	(244,922)
Total investment income	3,754,527
Expenses
Investment management fees	496,628
Accounting and legal services fees	9,287
Transfer agent fees	11,185
Trustees' fees	22,294
Printing and postage	39,205
Professional fees	26,801
Custodian fees	12,763
Stock exchange listing fees	14,777
Other	18,027
Total expenses	650,967
Less expense reductions	(3,614)
Net expenses	647,353
Net investment income	3,107,174
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(6,799,570)
Written options	(343,284)
(7,142,854)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	4,396,679
Written options	563,147
4,959,826
Net realized and unrealized loss	(2,183,028)
Increase in net assets from operations	$924,146

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-16	Year ended 10-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$3,107,174	$6,726,186
Net realized loss	(7,142,854)	(10,032,257)
Change in net unrealized appreciation (depreciation)	4,959,826	2,115,650
Increase (decrease) in net assets resulting from operations	924,146	(1,190,421)
Distributions to shareholders
From net investment income	(6,755,772)[1]	(7,809,773)
From tax return of capital	—	(5,583,940)
Total distributions	(6,755,772)	(13,393,713)
From fund share transactions
Issued in shelf offering	963,953	3,496,490
Issued pursuant to Dividend Reinvestment Plan	111,392	94,286
Total from fund share transactions	1,075,345	3,590,776
Total decrease	(4,756,281)	(10,993,358)
Net assets
Beginning of period	106,265,525	117,258,883
End of period	$101,509,244	$106,265,525
Accumulated distributions in excess of net investment income	($3,648,598)	—
Share activity
Shares outstanding
Beginning of period	10,553,471	10,250,250
Issued in shelf offering	92,661	294,795
Issued pursuant to Dividend Reinvestment Plan	11,078	8,426
End of period	10,657,210	10,553,471

1 A portion of the distributions may be deemed a tax return of capital at the fiscal year end.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       14

Financial highlights

COMMON SHARES Period Ended	4-30-16[1]		10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$10.07		$11.44	$12.25	$11.86	$12.12	$12.98
Net investment income[2]	0.29		0.64	0.80	0.54	0.57	0.64
Net realized and unrealized gain (loss) on investments	(0.21)		(0.75)	(0.36)	1.12	0.45	(0.06)
Total from investment operations	0.08		(0.11)	0.44	1.66	1.02	0.58
Less distributions to common shareholders
From net investment income	(0.64	) [3]	(0.75)	(1.28)	(0.79)	(0.75)	(0.72)
From tax return of capital	—		(0.53)	—	(0.49)	(0.53)	(0.72)
Total distributions	(0.64)		(1.28)	(1.28)	(1.28)	(1.28)	(1.44)
Anti-dilutive impact of shelf offering	0.01		0.02	0.03	0.01	—	—
Net asset value, end of period	$9.52		$10.07	$11.44	$12.25	$11.86	$12.12
Per share market value, end of period	$10.22		$9.51	$12.59	$12.64	$12.37	$12.39
Total return at net asset value (%)[4,5]	0.68	[6]	(0.65)	3.65	15.01	8.49	4.62
Total return at market value (%)[4]	14.45	[6]	(14.74)	10.55	13.78	10.69	1.63
Ratios and supplemental data
Net assets applicable to common shares, end of period (in millions)	$102		$106	$117	$120	$113	$115
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31	[7]	1.27	1.32	1.37	1.27	1.28
Expenses including reductions	1.30	[7]	1.26	1.32	1.37	1.27	1.28
Net investment income	6.26	[7]	6.01	6.60	4.52	4.76	5.12
Portfolio turnover (%)	130		261	228	126	98	95

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	A portion of the distributions may be deemed a tax return of capital at the fiscal year end.
4	Total return based on net asset value reflects changes in the fund's net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the fund's shares traded during the period.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       15

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Tax-Advantaged Global Shareholder Yield Fund (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).

In 2012 and 2015, the fund filed registration statements with the Securities and Exchange Commission, registering an additional 1,200,000 and 1,500,000 common shares, respectively, through equity shelf offering programs. Under these programs, the fund, subject to market conditions, may raise additional equity capital from time to time by offering new common shares at a price equal to or above the fund's net asset value (NAV) per common share.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset value each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

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The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2016, by major security category or type:

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$3,448,455	—	$3,448,455	—
Canada	5,688,308	$5,688,308	—	—
France	6,309,281	—	6,309,281	—
Germany	9,337,374	—	9,337,374	—
Italy	1,812,521	—	1,812,521	—
Netherlands	1,433,319	1,433,319	—	—
Norway	3,115,512	—	3,115,512	—
Singapore	1,333,867	—	1,333,867	—
Spain	721,514	—	721,514	—
Sweden	917,802	—	917,802	—
Switzerland	2,629,931	—	2,629,931	—
Taiwan	846,881	846,881	—	—
United Kingdom	14,705,325	1,252,810	13,452,515	—
United States	45,717,702	45,717,702	—	—
Short-term investments	2,841,215	1,998,215	843,000	—
Total investments in securities	$100,859,007	$56,937,235	$43,921,772	—
Other financial instruments:
Written options	($422,875)	($422,875)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

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Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of October 31, 2015, the fund has a capital loss carryforward of $17,804,818 available to offset future net realized capital gains. This carryforward expires as follows: October 31, 2017 - $15,064,967 and October 31, 2018 - $2,739,851.

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As of October 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the fiscal year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals, foreign currency transactions, characterization of distributions and derivative transactions.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Certain options are traded or cleared on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member. Securities pledged by the fund for exchange-traded and cleared transactions, if any, are identified in the Fund's investments.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       19

transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended April 30, 2016, the fund wrote option contracts to hedge against changes in securities markets and to generate potential income. The following tables summarize the fund's written options activities during the six months ended April 30, 2016 and the contracts held at April 30, 2016:

	Number of contracts	Premiums received
Outstanding, beginning of period	225	$765,936
Options written	1,375	3,890,556
Option closed	(1,300)	(4,005,110)
Options exercised	—	—
Options expired	(80)	(63,562)
Outstanding, end of period	220	587,820

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
NASDAQ 100 Stock Index	$4,415	Jun 2016	5	$70,746	($33,925)
Philadelphia Utility Index	$670	Jun 2016	35	4,172	(8,750)
S&P 500 Index	$2,200	Jun 2016	80	18,737	(9,200)
S&P 500 Index	$2,090	Jul 2016	100	494,165	(371,000)
Total			220	$587,820	($422,875)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at April 30, 2016 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Equity	Written options, at value	Written options	—	($422,875)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2016:

Risk	Statement of operations location	Written options
Equity	Net realized gain (loss)	($343,284)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2016:

Risk	Statement of operations location	Written options
Equity	Change in unrealized appreciation (depreciation)	$563,147

Note 4 — Guarantees and indemnifications

Under the fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       20

unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as distributor for the common shares offered through the equity shelf offering. The Advisor and the Distributor are indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to 1.00% of the fund's average daily gross assets. Under the advisory agreement, gross assets of the fund means total assets of the fund (including any form of investment leverage) minus the sum of accrued expenses incurred in the normal course of operations. The Advisor has a subadvisory agreements with Epoch Investment Partners, Inc. and Analytic Investors, LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above amounted to $3,614 for the six months ended April 30, 2016.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2016 were equivalent to a net annual effective rate of 0.99% of the fund's average gross assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distributor. The fund will compensate the Distributor with respect to sales of the common shares offered through the equity shelf offering at a commission rate of 1% of the gross proceeds of the sale of common shares, a portion of which is allocated to the selling dealers. During the six months ended April 30, 2016, compensation to the Distributor was $9,758. The Distributor has an agreement with a sub-placement agent in the sale of common shares. The fund is not responsible for payment of commissions to the sub placement agent.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in common shares for the six months ended April 30, 2016 and year ended October 31, 2015 are presented on the Statement of changes in net assets. Proceeds received in connection with the shelf offering are net of commissions and offering costs. Total offering costs of $248,266 have been prepaid by the fund. These costs are deducted from proceeds as

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shares are issued. To date, $141,752 has been deducted from proceeds of shares issued and the remaining $106,514 is included in Other receivables and prepaid expenses on the Statement of assets and liabilities.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments amounted to $127,584,025 and $129,449,828, respectively, for the six months ended April 30, 2016.

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ADDITIONAL INFORMATION

Unaudited

Investment objective and policy

The fund is a diversified, closed-end management investment company, common shares of which were initially offered to the public in 2007. The fund's investment objective is to provide total return consisting of a high level of current income and gains and long term capital appreciation. In pursuing its investment objective of total return, the fund will seek to emphasize high current income. The fund will seek to achieve favorable after-tax returns for its shareholders by seeking to minimize the U.S. federal income tax consequences on income and gains generated by the fund. Under normal market conditions, the fund will invest at least 80% of its total assets in a diversified portfolio of dividend-paying securities of issuers located throughout the world. The fund will notify shareholders at least 60 days prior to any change in this 80% investment policy. The fund also intends to write (sell) call options on a variety of both U.S. and non-U.S. broad-based indices.

Declaration of Trust

Effective January 22, 2016, the Board of Trustees of the fund amended and restated in its entirety the Agreement and Declaration of Trust of the fund (the "Declaration of Trust"). The amendments to the Declaration of Trust include, among other changes, provisions that: (i) clarify certain duties, responsibilities, and powers of the Trustees; (ii) clarify that, other than as provided under federal securities laws, the shareholders may only bring actions involving the Trust derivatively; (iii) provide that any action brought by a shareholder related to the Trust will be brought in Massachusetts state or federal court, and that, if a claim is brought in a different jurisdiction and subsequently changed to a Massachusetts venue, the shareholder will be required to reimburse the Trust for expenses related to changing venue; and (iv) clarify that shareholders are not intended to be third-party beneficiaries of fund contracts. The foregoing description of the Declaration of Trust is qualified in its entirety by the full text of the Declaration of Trust, effective as of January 22, 2016, which is available by writing to the Secretary of the fund at 601 Congress Street, 11th Floor, Boston, Massachusetts 02210.

By-laws

Effective March 10, 2016, the Board of Trustees of the fund amended the By-Laws of the fund to provide that Trustees' mandatory retirement age shall be determined from time to time by a resolution of the majority of the Trustees.

Dividends and distributions

During the six months ended April 30, 2016, distributions from net investment income totaling $0.6400 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

Payment date	Income distributions*
December 31, 2015	$0.3200
March 31, 2016	0.3200
Total	$0.6400

* A portion of the distributions may be deemed a tax return of capital at the fiscal year end.

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Shareholder meeting

The fund held its Annual Meeting of Shareholders on February 3, 2016. The following proposal was considered by the shareholders:

Proposal: To elect (1) Trustee (James R. Boyle) to serve for a 1-year term ending at the 2017 Annual Meeting of Shareholders and to elect four (4) Trustees (Craig Bromley, Deborah C. Jackson, James M. Oates, and Steven R. Pruchansky) to serve for a three-year term ending at the 2019 Annual Meeting of Shareholders. Each Trustee was elected to continue to serve as Trustee by the fund's shareholders and the votes cast with respect to each Trustee are set forth below.

	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
Deborah C. Jackson	9,392,008.000	161,650.000
James M. Oates	9,396,849.000	156,809.000
Steven R. Pruchansky	9,389,951.000	163,707.000
Non-Independent Trustee
James R. Boyle	9,388,270.000	165,388.000
Craig Bromley	9,394,236.000	159,422.000

Trustees whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are: Charles L. Bardelis, Peter S. Burgess, William H. Cunningham, Grace K. Fey, Theron S. Hoffman, Hassell H. McClellan, Gregory A. Russo, and Warren A. Thomson.

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

Epoch Investment Partners, Inc.
Analytic Investors, LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Computershare Shareowner Services, LLC

Legal counsel

K&L Gates LLP

Stock symbol

Listed New York Stock Exchange: HTY

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.

You can also contact us:
800-852-0218 jhinvestments.com	Regular mail: Computershare P.O. Box 30170 College Station, TX 77842-3170

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND       25

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-852-0218, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Advisers, LLC 601 Congress Street ■ Boston, MA 02210-2805 800-852-0218 ■ jhinvestments.com
MF292072	P14SA 4/16 6/16

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

(c)(3) Registrant’s notice to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the Investment Company Act of 1940, as amended and Rule 19b-1 thereunder regarding distributions made pursuant to the Registrant’s Managed Distribution Plan.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 17, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 17, 2016